PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

Voya VACS Index Series S Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.6%
Communication Services : 10.0%
410,216
Alphabet, Inc. - Class A
$ 117,961,713
2.9
329,517  Alphabet, Inc. - Class
C
94,525,247
2.3
493,258
AT&T, Inc.
14,299,549
0.4
6,067
(1)
Charter
Communications, Inc.
- Class A
1,309,744
0.0
252,837  Comcast Corp. - Class
A
7,258,950
0.2
9,485
(1)
EchoStar Corp. - Class
A
1,110,409
0.0
15,848
Electronic Arts, Inc.
3,230,932
0.1
14,141
Fox Corp. - Class A
825,834
0.0
9,974
Fox Corp. - Class B
529,619
0.0
11,149
(1)(2)
Live Nation
Entertainment, Inc.
1,700,334
0.1
154,108  Meta Platforms, Inc.
- Class A
88,169,810
2.2
297,492
(1)
Netflix, Inc.
28,603,856
0.7
26,086
News Corp. - Class A
650,324
0.0
8,715
News Corp. - Class B
248,465
0.0
22,167
Omnicom Group, Inc.
1,669,397
0.0
21,943
(2)
Paramount Skydance
Corp. - Class B
197,926
0.0
12,263
(1)
Take-Two Interactive
Software, Inc.
2,421,942
0.1
4,681  TKO Group Holdings,
Inc.
943,924
0.0
33,384
T-Mobile US, Inc.
7,011,641
0.2
31,088
(1)
Trade Desk, Inc.
- Class A
705,387
0.0
297,128  Verizon
Communications, Inc.
14,915,826
0.4
124,821
Walt Disney Co.
12,030,248
0.3
174,627
(1)
Warner Bros
Discovery, Inc.
4,795,257
0.1
405,116,334
10.0
Consumer Discretionary : 9.6%
29,845
(1)
Airbnb, Inc. - Class A
3,768,827
0.1
688,304
(1)
Amazon.com, Inc.
143,353,074
3.6
14,990
(1)
Aptiv PLC
1,040,906
0.0
1,167
(1)
AutoZone, Inc.
3,941,869
0.1
13,796
Best Buy Co., Inc.
885,703
0.0
2,271
Booking Holdings, Inc.
9,561,637
0.2
81,038
Carnival Corp.
2,097,263
0.1
9,965
(1)
Carvana Co.
3,132,797
0.1
91,768
(1)
Chipotle Mexican Grill,
Inc.
2,937,494
0.1
18,983
D.R. Horton, Inc.
2,604,847
0.1
8,113  Darden Restaurants,
Inc.
1,590,473
0.0
10,002
(1)
Deckers Outdoor Corp.
1,001,100
0.0
2,195
Domino's Pizza, Inc.
787,544
0.0
26,340
(1)
DoorDash, Inc. - Class
A
3,954,951
0.1
31,848
eBay, Inc.
2,898,805
0.1
8,261
Expedia Group, Inc.
1,907,382
0.1
276,321
Ford Motor Co.
3,188,744
0.1
11,519
Garmin Ltd.
2,672,523
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
63,693
General Motors Co.
$ 4,745,128
0.1
9,822
Genuine Parts Co.
1,038,676
0.0
9,413
Hasbro, Inc.
881,057
0.0
16,156  Hilton Worldwide
Holdings, Inc.
4,912,716
0.1
70,143
Home Depot, Inc.
23,069,331
0.6
21,303  Las Vegas Sands
Corp.
1,147,806
0.0
15,233
Lennar Corp. - Class A
1,322,834
0.0
39,524
Lowe's Cos., Inc.
9,338,731
0.2
7,521
(1)
Lululemon Athletica,
Inc.
1,151,465
0.0
15,497  Marriott International,
Inc. - Class A
5,068,604
0.1
50,178
McDonald's Corp.
15,594,821
0.4
13,519
(1)
MGM Resorts
International
500,338
0.0
83,971
NIKE, Inc. - Class B
4,435,348
0.1
32,143
(1)
Norwegian Cruise Line
Holdings Ltd.
601,074
0.0
197
(1)
NVR, Inc.
1,298,197
0.0
59,321
(1)
O'Reilly Automotive,
Inc.
5,475,922
0.1
2,314
Pool Corp.
468,192
0.0
13,538
PulteGroup, Inc.
1,592,204
0.1
2,737
Ralph Lauren Corp.
941,501
0.0
22,790
Ross Stores, Inc.
4,936,998
0.1
17,727  Royal Caribbean
Cruises Ltd.
4,878,116
0.1
80,270
Starbucks Corp.
7,191,389
0.2
14,266
Tapestry, Inc.
2,013,075
0.1
198,163
(1)
Tesla, Inc.
73,667,095
1.8
78,243
TJX Cos., Inc.
12,495,407
0.3
37,308
Tractor Supply Co.
1,690,052
0.1
3,126
(1)
Ulta Beauty, Inc.
1,633,991
0.1
8,412
Williams-Sonoma, Inc.
1,533,760
0.0
5,961
Wynn Resorts Ltd.
605,340
0.0
19,563
Yum! Brands, Inc.
3,041,655
0.1
388,596,762
9.6
Consumer Staples : 5.1%
118,278
Altria Group, Inc.
7,805,165
0.2
33,930  Archer-Daniels-
Midland Co.
2,466,372
0.1
12,039
(2)
Brown-Forman Corp.
- Class B
318,311
0.0
9,556
Bunge Global SA
1,215,523
0.0
13,873
(2)
Campbell Soup Co.
308,952
0.0
16,677  Church & Dwight Co.,
Inc.
1,556,298
0.0
8,519
Clorox Co.
882,824
0.0
272,781
Coca-Cola Co.
20,744,995
0.5
56,795
Colgate-Palmolive Co.
4,840,638
0.1
33,774
Conagra Brands, Inc.
530,927
0.0
9,895  Constellation Brands,
Inc. - Class A
1,484,250
0.0
31,275  Costco Wholesale
Corp.
31,163,348
0.8
15,540
Dollar General Corp.
1,845,064
0.0
13,030
(1)
Dollar Tree, Inc.
1,426,915
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
17,358  Estee Lauder Cos.,
Inc. - Class A
$ 1,245,784
0.0
37,662
General Mills, Inc.
1,401,780
0.0
10,462
Hershey Co.
2,174,945
0.1
20,581
Hormel Foods Corp.
466,160
0.0
7,532
JM Smucker Co.
726,386
0.0
135,264
Kenvue, Inc.
2,331,951
0.1
95,725
Keurig Dr Pepper, Inc.
2,520,439
0.1
23,431
Kimberly-Clark Corp.
2,260,389
0.1
60,171
Kraft Heinz Co.
1,353,246
0.0
41,023
Kroger Co.
2,968,424
0.1
17,880
McCormick & Co., Inc.
901,867
0.0
11,954  Molson Coors
Beverage Co. - Class
B
514,739
0.0
90,318  Mondelez International,
Inc. - Class A
5,205,930
0.1
50,254
(1)
Monster Beverage
Corp.
3,641,405
0.1
96,293
PepsiCo, Inc.
14,953,340
0.4
109,683  Philip Morris
International, Inc.
18,134,987
0.5
163,748
Procter & Gamble Co.
23,651,761
0.6
33,745
Sysco Corp.
2,407,031
0.1
31,905
Target Corp.
3,866,886
0.1
19,875  Tyson Foods, Inc.
- Class A
1,273,391
0.0
308,866
Walmart, Inc.
38,385,867
1.0
206,976,290
5.1
Energy : 3.9%
25,041
APA Corp.
1,062,740
0.0
69,671
Baker Hughes Co.
4,253,415
0.1
16,816  Chesapeake Energy
Corp.
1,846,061
0.0
132,078
Chevron Corp.
27,326,938
0.7
86,325
ConocoPhillips
11,394,900
0.3
53,454
Coterra Energy, Inc.
1,878,374
0.0
43,704
Devon Energy Corp.
2,199,185
0.1
13,676  Diamondback Energy,
Inc.
2,704,976
0.1
38,231
EOG Resources, Inc.
5,527,056
0.1
43,972
EQT Corp.
2,798,378
0.1
294,451
Exxon Mobil Corp.
49,956,557
1.2
59,013
Halliburton Co.
2,300,917
0.1
137,945
Kinder Morgan, Inc.
4,625,296
0.1
20,786  Marathon Petroleum
Corp.
5,075,525
0.1
50,675  Occidental Petroleum
Corp.
3,293,875
0.1
44,335
ONEOK, Inc.
4,007,441
0.1
28,390
Phillips 66
5,172,090
0.1
105,360
Schlumberger NV
5,414,450
0.1
15,125
Targa Resources Corp.
3,792,291
0.1
4,088  Texas Pacific Land
Corp.
1,940,001
0.1
21,491
Valero Energy Corp.
5,309,996
0.1
86,047
Williams Cos., Inc.
6,262,501
0.2
158,142,963
3.9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials : 12.3%
32,892
Aflac, Inc.
$ 3,608,581
0.1
18,319
Allstate Corp.
3,798,261
0.1
37,735
American Express Co.
11,414,083
0.3
37,806  American International
Group, Inc.
2,844,902
0.1
6,433  Ameriprise Financial,
Inc.
2,858,825
0.1
15,114
Aon PLC - Class A
4,878,497
0.1
32,717  Apollo Global
Management, Inc.
3,645,328
0.1
25,187
(1)
Arch Capital Group
Ltd.
2,417,700
0.1
14,545  Ares Management
Corp. - Class A
1,586,860
0.0
18,106  Arthur J Gallagher &
Co.
3,921,397
0.1
3,536
Assurant, Inc.
770,176
0.0
467,532
Bank of America Corp.
22,792,185
0.6
48,493  Bank of New York
Mellon Corp.
5,752,725
0.1
129,204
(1)
Berkshire Hathaway,
Inc. - Class B
61,914,557
1.5
10,167
Blackrock, Inc.
9,777,706
0.2
52,752
Blackstone, Inc.
6,065,952
0.2
38,668
(1)
Block, Inc.
2,327,040
0.1
20,628
Brown & Brown, Inc.
1,345,152
0.0
44,044  Capital One Financial
Corp.
8,034,947
0.2
7,388  Cboe Global Markets,
Inc.
2,076,545
0.1
117,690
Charles Schwab Corp.
11,060,506
0.3
25,628
Chubb Ltd.
8,352,934
0.2
11,016  Cincinnati Financial
Corp.
1,733,368
0.0
123,128
Citigroup, Inc.
13,963,946
0.4
29,944  Citizens Financial
Group, Inc.
1,795,742
0.0
25,408
CME Group, Inc.
7,504,253
0.2
15,715
(1)
Coinbase Global, Inc.
- Class A
2,743,996
0.1
4,939
(1)
Corpay, Inc.
1,437,200
0.0
1,794  Erie Indemnity Co.
- Class A
450,850
0.0
2,868
Everest Re Group Ltd.
937,406
0.0
2,614  FactSet Research
Systems, Inc.
567,212
0.0
36,563  Fidelity National
Information Services,
Inc.
1,715,170
0.0
63,503
Fifth Third Bancorp
2,950,349
0.1
37,975
(1)
Fiserv, Inc.
2,119,005
0.1
21,702  Franklin Resources,
Inc.
512,601
0.0
16,715
Global Payments, Inc.
1,124,919
0.0
5,621
Globe Life, Inc.
782,275
0.0
21,133  Goldman Sachs
Group, Inc.
17,878,307
0.4
19,674  Hartford Financial
Services Group, Inc.
2,660,515
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
143,018  Huntington
Bancshares, Inc.
$ 2,238,232
0.1
31,445  Interactive Brokers
Group, Inc. - Class A
2,109,016
0.1
40,014  Intercontinental
Exchange, Inc.
6,293,402
0.2
31,426
Invesco Ltd.
763,338
0.0
5,110  Jack Henry &
Associates, Inc.
807,584
0.0
189,973  JPMorgan Chase &
Co.
55,882,458
1.4
65,590
KeyCorp
1,315,080
0.0
48,365
KKR & Co., Inc.
4,473,762
0.1
11,905
Loews Corp.
1,270,740
0.0
10,699
M&T Bank Corp.
2,211,697
0.1
34,111  Marsh & McLennan
Cos., Inc.
5,916,553
0.2
57,382  Mastercard, Inc.
- Class A
28,671,490
0.7
38,785
MetLife, Inc.
2,742,875
0.1
10,810
Moody's Corp.
4,715,863
0.1
84,768
Morgan Stanley
13,950,270
0.3
5,177
MSCI, Inc.
2,790,455
0.1
31,641
Nasdaq, Inc.
2,686,004
0.1
13,129
Northern Trust Corp.
1,832,415
0.0
64,870
PayPal Holdings, Inc.
2,934,070
0.1
28,459  PNC Financial
Services Group, Inc.
5,922,033
0.2
13,939  Principal Financial
Group, Inc.
1,256,043
0.0
41,296
Progressive Corp.
8,186,519
0.2
24,520  Prudential Financial,
Inc.
2,395,359
0.1
12,359  Raymond James
Financial, Inc.
1,789,460
0.0
61,159  Regions Financial
Corp.
1,597,473
0.0
55,520
(1)
Robinhood Markets,
Inc. - Class A
3,847,536
0.1
21,561
S&P Global, Inc.
9,170,756
0.2
19,664
State Street Corp.
2,488,676
0.1
24,491
Synchrony Financial
1,665,878
0.0
15,408  T. Rowe Price Group,
Inc.
1,388,877
0.0
15,236
Travelers Cos., Inc.
4,444,036
0.1
88,953
Truist Financial Corp.
4,089,169
0.1
109,525
US Bancorp
5,696,395
0.1
118,449
Visa, Inc. - Class A
35,800,026
0.9
20,994
W.R. Berkley Corp.
1,391,482
0.0
217,903
Wells Fargo & Co.
17,347,258
0.4
6,699  Willis Towers Watson
PLC
1,947,399
0.1
496,151,652
12.3
Health Care : 9.3%
122,520
Abbott Laboratories
12,579,128
0.3
124,529
AbbVie, Inc.
27,083,812
0.7
19,929  Agilent Technologies,
Inc.
2,271,507
0.1
4,711
(1)
Align Technology, Inc.
807,607
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
13,689  AmerisourceBergen
Corp.
$ 4,300,262
0.1
37,941
Amgen, Inc.
13,349,541
0.3
36,295  Baxter International,
Inc.
609,756
0.0
20,063  Becton Dickinson and
Co.
3,154,505
0.1
10,358
(1)
Biogen, Inc.
1,898,932
0.1
11,001
Bio-Techne Corp.
574,912
0.0
104,493
(1)
Boston Scientific Corp.
6,556,936
0.2
143,489  Bristol-Myers Squibb
Co.
8,702,608
0.2
16,580
Cardinal Health, Inc.
3,503,520
0.1
32,968
(1)
Centene Corp.
1,079,372
0.0
3,475
(1)
Charles River
Laboratories
International, Inc.
599,438
0.0
18,564
Cigna Group
4,951,947
0.1
13,809
(1)
Cooper Cos., Inc.
987,344
0.0
89,627
CVS Health Corp.
6,437,011
0.2
44,329
Danaher Corp.
8,404,778
0.2
2,353
(1)
DaVita, Inc.
361,633
0.0
27,117
(1)
Dexcom, Inc.
1,702,948
0.1
40,888
(1)
Edwards Lifesciences
Corp.
3,274,311
0.1
15,551
Elevance Health, Inc.
4,552,555
0.1
55,834
Eli Lilly & Co.
51,354,438
1.3
32,162  GE HealthCare
Technologies, Inc.
2,289,291
0.1
87,418
Gilead Sciences, Inc.
12,183,447
0.3
11,029
HCA Healthcare, Inc.
5,219,364
0.1
7,065
(1)
Henry Schein, Inc.
520,691
0.0
15,714
(1)
Hologic, Inc.
1,187,821
0.0
8,492
Humana, Inc.
1,472,428
0.0
5,626
(1)
IDEXX Laboratories,
Inc.
3,161,193
0.1
11,643
(1)
Incyte Corp.
1,095,839
0.0
4,967
(1)
Insulet Corp.
1,042,275
0.0
25,029
(1)
Intuitive Surgical, Inc.
11,538,119
0.3
11,950
(1)
IQVIA Holdings, Inc.
2,037,953
0.1
169,800
Johnson & Johnson
41,505,912
1.0
5,853
Labcorp Holdings, Inc.
1,561,639
0.1
8,630
McKesson Corp.
7,468,057
0.2
90,330
Medtronic PLC
7,827,094
0.2
174,882
Merck & Co., Inc.
21,036,556
0.5
1,432
(1)
Mettler-Toledo
International, Inc.
1,806,038
0.1
24,550
(1)
Moderna, Inc.
1,247,140
0.0
400,612
Pfizer, Inc.
11,249,185
0.3
7,751
Quest Diagnostics, Inc.
1,519,041
0.0
7,103  Regeneron
Pharmaceuticals, Inc.
5,488,062
0.1
10,264
ResMed, Inc.
2,304,063
0.1
8,005
Revvity, Inc.
701,318
0.0
10,409
(1)
Solventum Corp.
679,708
0.0
6,930
STERIS PLC
1,532,431
0.1
24,268
Stryker Corp.
7,974,222
0.2
26,472  Thermo Fisher
Scientific, Inc.
13,011,782
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
63,825  UnitedHealth Group,
Inc.
$ 17,270,407
0.4
3,900  Universal Health
Services, Inc. - Class B
697,983
0.0
17,897
(1)
Vertex
Pharmaceuticals, Inc.
7,991,726
0.2
81,320
Viatris, Inc.
1,098,633
0.0
6,910
(1)
Waters Corp.
2,057,798
0.1
5,079  West Pharmaceutical
Services, Inc.
1,273,001
0.0
13,993  Zimmer Biomet
Holdings, Inc.
1,265,247
0.0
29,743
Zoetis, Inc.
3,515,920
0.1
372,930,185
9.3
Industrials : 8.8%
37,111
3M Co.
5,389,631
0.1
7,922
A.O. Smith Corp.
522,377
0.0
6,074
Allegion PLC
882,491
0.0
16,220
AMETEK, Inc.
3,476,919
0.1
28,370  Automatic Data
Processing, Inc.
5,764,217
0.1
5,560
(1)
Axon Enterprise, Inc.
2,361,276
0.1
55,287
(1)
Boeing Co.
11,003,772
0.3
8,242  Broadridge Financial
Solutions, Inc.
1,339,160
0.0
7,808
(1)
Builders FirstSource,
Inc.
642,833
0.0
55,360
Carrier Global Corp.
3,117,322
0.1
32,784
Caterpillar, Inc.
23,226,153
0.6
8,341  CH Robinson
Worldwide, Inc.
1,385,190
0.0
23,950
Cintas Corp.
4,050,903
0.1
2,480  Comfort Systems USA,
Inc.
3,419,895
0.1
62,867
(1)
Copart, Inc.
2,087,184
0.1
131,024
CSX Corp.
5,378,535
0.1
9,735
Cummins, Inc.
5,237,625
0.1
17,750
Deere & Co.
9,998,575
0.3
45,797
Delta Air Lines, Inc.
3,044,585
0.1
9,503
Dover Corp.
1,980,900
0.1
27,366
Eaton Corp. PLC
9,787,997
0.2
3,154
EMCOR Group, Inc.
2,328,630
0.1
39,598
Emerson Electric Co.
5,188,130
0.1
8,483
Equifax, Inc.
1,527,534
0.0
9,462  Expeditors
International of
Washington, Inc.
1,355,242
0.0
80,900
Fastenal Co.
3,753,760
0.1
15,241
FedEx Corp.
5,428,539
0.1
22,082
Fortive Corp.
1,220,693
0.0
73,899
GE Aerospace
20,970,319
0.5
18,991
GE Vernova, Inc.
16,577,244
0.4
4,143
(1)
Generac Holdings, Inc.
809,252
0.0
17,882  General Dynamics
Corp.
6,137,460
0.2
44,734  Honeywell
International, Inc.
10,111,226
0.3
28,250  Howmet Aerospace,
Inc.
6,510,495
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
3,752
Hubbell, Inc.
$ 1,841,256
0.0
2,771  Huntington Ingalls
Industries, Inc.
1,052,703
0.0
5,285
IDEX Corp.
1,001,772
0.0
18,479
Illinois Tool Works, Inc.
4,809,899
0.1
25,078
Ingersoll Rand, Inc.
2,009,249
0.1
8,275
Jacobs Solutions, Inc.
1,053,242
0.0
5,265  JB Hunt Transport
Services, Inc.
1,115,653
0.0
43,149  Johnson Controls
International PLC
5,650,362
0.1
13,160  L3Harris Technologies,
Inc.
4,542,174
0.1
9,027
Leidos Holdings, Inc.
1,403,879
0.0
2,253  Lennox International,
Inc.
1,045,685
0.0
14,266
Lockheed Martin Corp.
8,622,228
0.2
14,346
Masco Corp.
866,068
0.0
3,729
Nordson Corp.
992,138
0.0
15,823
Norfolk Southern Corp.
4,541,201
0.1
9,400  Northrop Grumman
Corp.
6,413,056
0.2
12,992  Old Dominion Freight
Line, Inc.
2,538,637
0.1
27,389
Otis Worldwide Corp.
2,111,144
0.1
37,019
PACCAR, Inc.
4,275,694
0.1
8,893
Parker-Hannifin Corp.
7,961,369
0.2
22,763
Paychex, Inc.
2,096,928
0.1
11,554
Pentair PLC
1,006,469
0.0
10,507
Quanta Services, Inc.
5,768,553
0.1
94,577  Raytheon Technologies
Corp.
18,243,903
0.5
14,178
Republic Services, Inc.
3,105,266
0.1
7,927  Rockwell Automation,
Inc.
2,844,842
0.1
20,723
Rollins, Inc.
1,106,815
0.0
3,658
Snap-on, Inc.
1,328,659
0.0
34,618
Southwest Airlines Co.
1,300,598
0.0
10,936  Stanley Black &
Decker, Inc.
777,112
0.0
12,271
Textron, Inc.
1,074,449
0.0
15,595  Trane Technologies
PLC
6,499,060
0.2
3,976
TransDigm Group, Inc.
4,608,025
0.1
145,014
(1)
Uber Technologies,
Inc.
10,430,857
0.3
41,810
Union Pacific Corp.
10,143,942
0.3
22,789
(1)
United Airlines
Holdings, Inc.
2,098,183
0.1
52,069  United Parcel Service,
Inc. - Class B
5,122,548
0.1
4,439
United Rentals, Inc.
3,234,078
0.1
17,531
Veralto Corp.
1,550,091
0.0
9,840
Verisk Analytics, Inc.
1,867,140
0.0
26,955  Vertiv Holdings Co.
- Class A
6,754,384
0.2
26,145  Waste Management,
Inc.
6,007,860
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
12,015  Westinghouse Air
Brake Technologies
Corp.
$ 3,002,669
0.1
3,082
WW Grainger, Inc.
3,361,876
0.1
17,190
Xylem, Inc.
2,054,205
0.1
355,251,985
8.8
Information Technology : 32.1%
43,354  Accenture PLC - Class
A
8,596,665
0.2
28,924
(1)
Adobe, Inc.
7,030,846
0.2
114,878
(1)
Advanced Micro
Devices, Inc.
23,369,632
0.6
10,158
(1)
Akamai Technologies,
Inc.
1,166,646
0.0
86,424  Amphenol Corp.
- Class A
10,919,672
0.3
34,429
Analog Devices, Inc.
10,953,242
0.3
1,034,427
Apple, Inc.
262,527,228
6.5
55,925
Applied Materials, Inc.
19,114,606
0.5
19,095
(1)
AppLovin Corp. - Class
A
7,599,810
0.2
72,758
(1)
Arista Networks, Inc.
8,933,227
0.2
14,937
(1)
Autodesk, Inc.
3,575,918
0.1
334,068
Broadcom, Inc.
103,397,387
2.6
19,179
(1)
Cadence Design
Systems, Inc.
5,329,269
0.1
9,192
CDW Corp.
1,112,416
0.0
9,925
(1)
Ciena Corp.
3,853,183
0.1
278,233
Cisco Systems, Inc.
21,588,099
0.5
33,697  Cognizant Technology
Solutions Corp. - Class
A
2,067,311
0.1
13,210
(1)
Coherent Corp.
3,146,754
0.1
55,010
Corning, Inc.
7,479,710
0.2
17,719
(1)
Crowdstrike Holdings,
Inc. - Class A
6,917,675
0.2
22,978
(1)
Datadog, Inc. - Class A
2,712,553
0.1
20,940  Dell Technologies, Inc.
- Class C
3,436,882
0.1
3,900
(1)
EPAM Systems, Inc.
528,060
0.0
3,982
(1)
F5, Inc.
1,152,112
0.0
1,674
(1)
Fair Isaac Corp.
1,787,062
0.0
7,576
(1)
First Solar, Inc.
1,494,442
0.0
44,538
(1)
Fortinet, Inc.
3,639,645
0.1
4,964
(1)
Gartner, Inc.
786,000
0.0
38,834
Gen Digital, Inc.
731,244
0.0
9,542
(1)
GoDaddy, Inc. - Class
A
788,837
0.0
93,159  Hewlett Packard
Enterprise Co.
2,218,116
0.1
64,681
HP, Inc.
1,242,522
0.0
330,829
(1)
Intel Corp.
14,599,484
0.4
65,861  International Business
Machines Corp.
15,964,048
0.4
19,607
Intuit, Inc.
8,477,675
0.2
7,440
Jabil, Inc.
1,976,287
0.1
12,085
(1)
Keysight Technologies,
Inc.
3,412,441
0.1
9,236
KLA Corp.
13,599,179
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
87,988
Lam Research Corp.
$ 18,799,516
0.5
5,031
(1)
Lumentum Holdings,
Inc.
3,535,586
0.1
38,158  Microchip Technology,
Inc.
2,465,388
0.1
79,251  Micron Technology,
Inc.
26,774,158
0.7
523,207
Microsoft Corp.
193,675,535
4.8
3,432  Monolithic Power
Systems, Inc.
3,752,377
0.1
11,672  Motorola Solutions,
Inc.
5,065,298
0.1
13,955
NetApp, Inc.
1,428,852
0.0
1,712,167
NVIDIA Corp.
298,601,925
7.4
17,733  NXP Semiconductors
NV
3,490,918
0.1
27,763
(1)
ON Semiconductor
Corp.
1,719,085
0.0
119,479
Oracle Corp.
17,576,556
0.4
160,953
(1)
Palantir Technologies,
Inc. - Class A
23,544,205
0.6
56,937
(1)
Palo Alto Networks,
Inc.
9,128,140
0.2
8,384
(1)
PTC, Inc.
1,194,636
0.0
14,787
Qnity Electronics, Inc.
1,706,124
0.0
75,180
Qualcomm, Inc.
9,681,680
0.2
7,511  Roper Technologies,
Inc.
2,657,843
0.1
66,021
Salesforce, Inc.
12,324,140
0.3
10,400
(1)
Sandisk Corp.
6,607,536
0.2
15,365  Seagate Technology
Holdings PLC
6,019,392
0.2
73,701
(1)
ServiceNow, Inc.
7,705,440
0.2
10,497  Skyworks Solutions,
Inc.
562,114
0.0
35,405
(1)
Super Micro Computer,
Inc.
806,172
0.0
13,480
(1)
Synopsys, Inc.
5,344,550
0.1
20,675
TE Connectivity PLC
4,321,489
0.1
3,315
(1)
Teledyne Technologies,
Inc.
2,005,608
0.1
11,035
Teradyne, Inc.
3,271,436
0.1
63,946
Texas Instruments, Inc.
12,414,476
0.3
16,798
(1)
Trimble, Inc.
1,095,734
0.0
3,038
(1)
Tyler Technologies,
Inc.
1,040,150
0.0
5,815
VeriSign, Inc.
1,444,213
0.0
23,888
Western Digital Corp.
6,461,465
0.2
15,008
(1)
Workday, Inc. - Class A
1,949,839
0.0
3,466
(1)
Zebra Technologies
Corp. - Class A
724,671
0.0
1,296,122,132
32.1
Materials : 2.1%
15,688  Air Products and
Chemicals, Inc.
4,557,207
0.1
8,310
Albemarle Corp.
1,491,894
0.1
32,596
Amcor PLC
1,295,691
0.0
5,457
Avery Dennison Corp.
942,315
0.0
18,921
Ball Corp.
1,118,420
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
11,013  CF Industries
Holdings, Inc.
$ 1,429,928
0.0
47,386
Corteva, Inc.
3,966,682
0.1
47,227
CRH PLC
4,964,502
0.1
50,183
Dow, Inc.
2,090,122
0.1
28,832  DuPont de Nemours,
Inc.
1,320,506
0.0
17,961
Ecolab, Inc.
4,777,985
0.1
101,265  Freeport-McMoRan,
Inc.
5,952,357
0.2
18,082  International Flavors &
Fragrances, Inc.
1,311,849
0.0
37,282
International Paper Co.
1,330,967
0.0
32,901
Linde PLC US
16,311,000
0.4
18,181  LyondellBasell
Industries NV - Class A
1,464,661
0.0
4,249  Martin Marietta
Materials, Inc.
2,501,301
0.1
22,410
Mosaic Co.
571,455
0.0
76,890
Newmont Corp.
8,323,343
0.2
16,125
Nucor Corp.
2,726,738
0.1
6,310  Packaging Corp. of
America
1,339,108
0.0
15,844
PPG Industries, Inc.
1,693,407
0.1
16,244
Sherwin-Williams Co.
5,207,014
0.1
36,869
Smurfit WestRock PLC
1,469,230
0.1
9,692
Steel Dynamics, Inc.
1,744,560
0.1
9,329
Vulcan Materials Co.
2,540,287
0.1
82,442,529
2.1
Real Estate : 1.9%
10,982  Alexandria Real Estate
Equities, Inc.
509,784
0.0
32,985
American Tower Corp.
5,692,551
0.2
9,985  AvalonBay
Communities, Inc.
1,631,050
0.0
10,405
Boston Properties, Inc.
540,019
0.0
7,286
Camden Property Trust
711,551
0.0
20,473
(1)
CBRE Group, Inc.
- Class A
2,773,273
0.1
29,924
(1)
CoStar Group, Inc.
1,207,134
0.0
30,684
Crown Castle, Inc.
2,494,916
0.1
22,754  Digital Realty Trust,
Inc.
4,100,498
0.1
6,923
Equinix, Inc.
6,786,202
0.2
24,224
Equity Residential
1,432,850
0.0
4,547  Essex Property Trust,
Inc.
1,100,374
0.0
14,986  Extra Space Storage,
Inc.
1,965,114
0.1
5,543  Federal Realty
Investment Trust
588,722
0.0
49,067  Healthpeak Properties,
Inc.
806,171
0.0
45,155  Host Hotels & Resorts,
Inc.
865,170
0.0
39,819
Invitation Homes, Inc.
989,502
0.0
20,870
Iron Mountain, Inc.
2,131,662
0.1
47,496
Kimco Realty Corp.
1,067,235
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
8,267  Mid-America
Apartment
Communities, Inc.
$ 1,009,566
0.0
65,496
Prologis, Inc.
8,657,261
0.2
11,129
Public Storage
3,014,623
0.1
64,816
Realty Income Corp.
3,965,443
0.1
11,622  Regency Centers
Corp.
879,320
0.0
7,523  SBA Communications
Corp.
1,294,784
0.0
22,915  Simon Property Group,
Inc.
4,274,335
0.1
21,234
UDR, Inc.
717,285
0.0
33,165
Ventas, Inc.
2,712,234
0.1
75,463
VICI Properties, Inc.
2,061,649
0.1
49,163
Welltower, Inc.
9,720,017
0.3
50,896
Weyerhaeuser Co.
1,243,389
0.0
76,943,684
1.9
Utilities : 2.5%
50,279
AES Corp.
708,431
0.0
18,149
Alliant Energy Corp.
1,302,372
0.0
19,475
Ameren Corp.
2,140,692
0.1
38,109  American Electric
Power Co., Inc.
4,995,328
0.1
13,777  American Water Works
Co., Inc.
1,874,912
0.0
11,657
Atmos Energy Corp.
2,153,281
0.1
46,095  CenterPoint Energy,
Inc.
1,989,460
0.0
21,486
CMS Energy Corp.
1,666,884
0.0
25,431  Consolidated Edison,
Inc.
2,878,281
0.1
21,957  Constellation Energy
Corp.
6,131,492
0.2
60,166
Dominion Energy, Inc.
3,719,462
0.1
14,663
DTE Energy Co.
2,144,024
0.1
54,794
Duke Energy Corp.
7,174,726
0.2
27,168
Edison International
1,988,154
0.0
31,532
Entergy Corp.
3,542,935
0.1
16,254
Evergy, Inc.
1,331,528
0.0
26,490
Eversource Energy
1,835,227
0.0
71,331
Exelon Corp.
3,496,646
0.1
36,707
(2)
FirstEnergy Corp.
1,859,577
0.0
146,740
NextEra Energy, Inc.
13,629,211
0.3
33,692
NiSource, Inc.
1,572,069
0.0
14,994
NRG Energy, Inc.
2,191,223
0.1
154,868
PG&E Corp.
2,721,031
0.1
8,451  Pinnacle West Capital
Corp.
851,438
0.0
52,229
PPL Corp.
1,995,148
0.1
35,170  Public Service
Enterprise Group, Inc.
2,847,011
0.1
45,988
Sempra Energy
4,468,654
0.1
77,583
Southern Co.
7,488,311
0.2
22,441
Vistra Corp.
3,373,556
0.1
22,967  WEC Energy Group,
Inc.
2,658,890
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
41,680
Xcel Energy, Inc.
$ 3,311,059
0.1
100,041,013
2.5
Total Common Stock
(Cost $2,478,284,514)
3,938,715,529
97.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.4%
Repurchase Agreements : 0.1%
1,000,000
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%,
due 04/01/2026
(Repurchase
Amount $1,000,101,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market Value
plus accrued interest
$1,020,000, due
11/30/27-10/20/75)
1,000,000
0.0
102,000
(3)
CF Secured,
LLC, Repurchase
Agreement dated
03/31/2026, 3.690%,
due 04/01/2026
(Repurchase
Amount $102,010,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market
Value plus accrued
interest $104,040, due
07/07/28-03/20/66)
102,000
0.0
219,873
(3)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $219,895,
collateralized
by various U.S.
Government
Securities, 4.250%,
Market Value plus
accrued interest
$224,270, due
05/15/35)
219,873
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $1,000,101,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
05/12/27-02/20/66)
$ 1,000,000
0.0
43,268
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase Amount
$43,272, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $44,133, due
05/07/26-05/15/55)
43,268
0.0
1,000,000
(3)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $1,000,101,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
6.500%, Market Value
plus accrued interest
$1,020,000, due
06/01/37-06/20/62)
1,000,000
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $1,000,100,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
05/05/26-01/15/66)
$ 1,000,000
0.0
Total Repurchase
Agreements
(Cost $4,365,141)
4,365,141
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.3%
93,168,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $93,168,000) $ 93,168,000 2.3
Total Short-Term
Investments
(Cost $97,533,141)
97,533,141
2.4
Total Investments in
Securities
(Cost $2,575,817,655) $ 4,036,248,670 100.0
Assets in Excess of
Other Liabilities 1,270,965 0.0
Net Assets $ 4,037,519,635 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 3,938,715,529 $ — $ — $ 3,938,715,529
Short-Term Investments 93,168,000 4,365,141 — 97,533,141
Total Investments, at fair value $ 4,031,883,529 $ 4,365,141 $ — $ 4,036,248,670
Liabilities Table
Other Financial Instruments+
Futures $ (2,285,026) $ — $ — $ (2,285,026)
Total Liabilities $ (2,285,026) $ — $ — $ (2,285,026)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following futures contracts were outstanding for Voya VACS Index Series S  Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 326 06/18/26 $ 107,103,225 $ (2,285,026)
$ 107,103,225 $ (2,285,026)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,611,061,836
Gross Unrealized Depreciation (150,630,821)
Net Unrealized Appreciation $ 1,460,431,015